Note 29 - Segment Information - Schedule of Segment Reporting Information By Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	€ 44,912	€ 39,183	€ 35,746
Cost of sales	(23,909)	(22,266)	(20,938)
Gross profit	21,002	16,917	14,808
Research and development expenses	(3,728)	(4,088)	(3,881)
Selling and marketing expenses	(10,850)	(10,551)	(9,526)
General and administrative expenses	(4,224)	(3,593)	(3,428)
Segment operating income (loss)	2,201	(1,315)	(2,027)
Total Assets	53,068	48,740
Goodwill	2,412	2,412
Product [Member]
Revenues	30,111	25,070	22,580
Cost of sales	(15,442)	(14,053)	(13,170)
HIFU Treatments and Devices Leased [Member]
Revenues	5,747	5,086	5,095
Cost of sales	(3,000)	(2,557)	(2,667)
Parts and Services [Member]
Revenues	9,001	9,007	8,011
Cost of sales	(5,467)	(5,655)	(5,101)
Product and Services, Excluding Other [Member]
Revenues	44,859	39,163	35,686
Product and Service, Other [Member]
Revenues	52	19	60
High Intensity Focused Ultrasound (HIFU) [Member]
Revenues	14,144	11,044	9,513
Cost of sales	(6,152)	(5,312)	(4,732)
Gross profit	7,991	5,732	4,782
Research and development expenses	(1,962)	(2,394)	(2,469)
Selling and marketing expenses	(4,402)	(4,628)	(4,004)
General and administrative expenses	(1,168)	(1,036)	(1,009)
Total expenses	(7,533)	(8,057)	(7,482)
Segment operating income (loss)	459	(2,325)	(2,701)
Total Assets	16,665	13,648	11,333
Capital expenditures	915	1,154	1,190
Long-lived assets	4,096	2,855	2,804
Goodwill	645	645	645
High Intensity Focused Ultrasound (HIFU) [Member] | Product [Member]
Revenues	8,311	5,494	4,232
High Intensity Focused Ultrasound (HIFU) [Member] | HIFU Treatments and Devices Leased [Member]
Revenues	4,162	3,750	3,800
High Intensity Focused Ultrasound (HIFU) [Member] | Parts and Services [Member]
Revenues	1,618	1,780	1,445
High Intensity Focused Ultrasound (HIFU) [Member] | Product and Services, Excluding Other [Member]
Revenues	14,092	11,025	9,477
High Intensity Focused Ultrasound (HIFU) [Member] | Product and Service, Other [Member]
Revenues	52	19	36
Urology Devices and Services (UDS) [Member]
Revenues	30,768	28,139	26,233
Cost of sales	(17,757)	(16,954)	(16,207)
Gross profit	13,011	11,185	10,026
Research and development expenses	(1,766)	(1,694)	(1,413)
Selling and marketing expenses	(6,448)	(5,923)	(5,521)
General and administrative expenses	(1,758)	(1,311)	(1,057)
Total expenses	(9,972)	(8,928)	(7,991)
Segment operating income (loss)	3,039	2,257	2,035
Total Assets	32,392	29,849	27,803
Capital expenditures	617	775	928
Long-lived assets	6,875	5,158	4,278
Goodwill	1,767	1,767	1,767
Urology Devices and Services (UDS) [Member] | Product [Member]
Revenues	21,800	19,576	18,348
Urology Devices and Services (UDS) [Member] | HIFU Treatments and Devices Leased [Member]
Revenues	1,585	1,336	1,295
Urology Devices and Services (UDS) [Member] | Parts and Services [Member]
Revenues	7,383	7,227	6,566
Urology Devices and Services (UDS) [Member] | Product and Services, Excluding Other [Member]
Revenues	30,768	28,139	26,209
Urology Devices and Services (UDS) [Member] | Product and Service, Other [Member]
Revenues			24
EDAP Technomed Co Ltd. [Member]
Revenues
Cost of sales
Gross profit
Research and development expenses
Selling and marketing expenses
General and administrative expenses	(1,297)	(1,246)	(1,362)
Total expenses	(1,297)	(1,246)	(1,362)
Segment operating income (loss)	(1,297)	(1,246)	(1,362)
Total Assets	4,012	5,243	7,761
Capital expenditures
Long-lived assets
Goodwill
EDAP Technomed Co Ltd. [Member] | Product [Member]
Revenues
EDAP Technomed Co Ltd. [Member] | HIFU Treatments and Devices Leased [Member]
Revenues
EDAP Technomed Co Ltd. [Member] | Parts and Services [Member]
Revenues
EDAP Technomed Co Ltd. [Member] | Product and Services, Excluding Other [Member]
Revenues
EDAP Technomed Co Ltd. [Member] | Product and Service, Other [Member]
Revenues
FDA [Member]
Revenues	44,912	39,183	35,746
Cost of sales	(23,909)	(22,266)	(20,938)
Gross profit	21,002	16,917	14,808
Research and development expenses	(3,728)	(4,088)	(3,881)
Selling and marketing expenses	(10,850)	(10,551)	(9,526)
General and administrative expenses	(4,224)	(3,593)	(3,428)
Total expenses	(18,802)	(18,232)	(16,835)
Segment operating income (loss)	2,201	(1,315)	(2,027)
Total Assets	53,068	48,740	46,897
Capital expenditures	1,532	1,928	2,118
Long-lived assets	10,971	8,013	7,082
Goodwill	2,412	2,412	2,412
FDA [Member] | Product [Member]
Revenues	30,111	25,070	22,580
FDA [Member] | HIFU Treatments and Devices Leased [Member]
Revenues	5,747	5,086	5,095
FDA [Member] | Parts and Services [Member]
Revenues	9,001	9,007	8,011
FDA [Member] | Product and Services, Excluding Other [Member]
Revenues	44,859	39,163	35,686
FDA [Member] | Product and Service, Other [Member]
Revenues	€ 52	€ 19	€ 60